Commitments and contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Commitments Due Under Non-Cancelable Operating Leases	Minimum lease payments were as follows at September 30, 2016 (in thousands):

2016	$23
2017	23

Total minimum lease payments	$46

Minimum lease payments were as follows at December 31, 2015 (in thousands):

2016	$90
2017	23

Total minimum lease payments	$113